VANECK VECTORS INDIA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS (a)

September 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Automobiles & Components: 1.2%
73,695	Ceat Ltd. #	$996,222
483,972	Jamna Auto Industries Ltd. #	256,115
299,070	JK Tyre & Industries Ltd. #	296,191
		1,548,528
Banks: 7.0%
1,359,354	Andhra Bank * #	329,083
161,728	Can Fin Homes Ltd. #	898,864
800,184	Development Credit Bank Ltd. #	2,206,423
952,920	Dewan Housing Finance Corp. Ltd. * #	522,717
65,407	GIC Housing Finance Ltd. #	131,907
1,127,262	Jammu & Kashmir Bank Ltd. * #	532,701
700,811	Karnataka Bank Ltd. #	748,691
1,617,777	Karur Vysya Bank Ltd. #	1,364,733
340,810	Lakshmi Vilas Bank Ltd. * #	167,377
832,125	Oriental Bank of Commerce * #	709,409
4,487,747	South Indian Bank Ltd. #	687,574
1,358,183	Syndicate Bank * #	513,259
		8,812,738
Capital Goods: 17.9%
50,582	BEML Ltd. #	682,192
166,120	Dilip Buildcon Ltd. Reg S 144A #	977,325
767,517	Engineers India Ltd. #	1,272,015
316,373	Escorts Ltd. #	2,594,596
385,616	Graphite India Ltd. #	1,585,483
296,613	Greaves Cotton Ltd. #	611,997
58,597	HEG Ltd. #	789,450
3,752,006	Hindustan Construction Co. Ltd. * #	453,199
34,950	IndiaMart InterMesh Ltd. Reg S 144A *	872,433
747,022	IRB Infrastructure Developers Ltd. * #	784,871
1,507,210	Jain Irrigation Systems Ltd. #	412,959
321,768	Kajaria Ceramics Ltd. #	2,494,962
312,259	KEC International Ltd. #	1,205,413
187,730	KEI Industries Ltd.	1,439,455
759,122	MMTC Ltd. #	177,993
2,036,640	Nagarjuna Construction Co. Ltd. #	1,584,051
445,901	Nava Bharat Ventures Ltd. #	517,299
2,186,273	NBCC India Ltd. #	1,077,784
41,800	Nissei ASB Machine Co. Ltd. #	1,320,470
222,088	Praj Industries Ltd. #	351,745
1,266,227	Rail Vikas Nigam Ltd. Reg S #	430,772
13,191,970	Suzlon Energy Ltd. * #	419,132
273,113	Texmaco Rail & Engineering Ltd. #	182,536
179,862	Welspun Enterprises Ltd. #	240,887
		22,479,019
Commercial & Professional Services: 1.6%
214,427	Quess Corp. Ltd. Reg S 144A * #	1,420,842
164,477	RITES Ltd. #	616,519
		2,037,361
Consumer Durables & Apparel: 6.6%
38,196	Amber Enterprises India Ltd. * #	490,113
641,691	Arvind Ltd. #	434,279
124,418	Bajaj Electricals Ltd. #	686,730
250,856	Bombay Dyeing & Manufacturing Co. Ltd. #	275,573
13,756	Dixon Technologies India Ltd. Reg S #	563,825
119,586	Himatsingka Seide Ltd. #	241,739
243,552	Jindal Worldwide Ltd. #	197,125
30,671	LUX Industries Ltd. #	521,062
74,554	Raymond Ltd. #	588,055
296,673	Swan Energy Ltd. #	460,303
74,651	TCNS Clothing Co. Ltd. Reg S 144A *	768,591
593,162	Trident Ltd. #	495,234
15,432	TTK Prestige Ltd.	1,355,043
171,643	VIP Industries Ltd. #	1,162,124
		8,239,796
Consumer Services: 1.3%
1,298,085	Chennai Super Kings Cricket Ltd. * # ∞ ø	10,303
329,080	Delta Corp. Ltd. #	785,062
962,259	Lemon Tree Hotels Ltd. Reg S 144A * #	775,880
		1,571,245
Diversified Financials: 5.1%
62,903	BSE Ltd. #	501,440
186,129	Capri Global Capital Ltd. #	564,401
98,405	Care Ratings Ltd. #	720,607
126,924	Central Depository Services India Ltd. Reg S #	366,853
3,877,858	IDFC Ltd. #	1,882,896
3,776,566	IFCI Ltd. * #	375,559
87,751	Multi Commodity Exchange of India Ltd. #	1,190,365
639,457	Reliance Capital Ltd. #	222,267
117,146	Repco Home Finance Ltd. #	517,531
		6,341,919
Energy: 0.5%
180,868	Chennai Petroleum Corp. Ltd. * #	444,494
158,496	Hindustan Oil Exploration Co. Ltd. * #	219,970
		664,464
Food, Beverage & Tobacco: 6.8%
165,484	Avanti Feeds Ltd. #	858,643
656,894	Balrampur Chini Mills Ltd. #	1,433,293
155,365	Bombay Burmah Trading Co. #	2,490,671
52,626	Godfrey Phillips India Ltd. #	714,341
118,210	Kaveri Seed Co. Ltd. #	826,951
170,276	Parag Milk Foods Ltd. Reg S 144A #	372,922
270,063	Radico Khaitan Ltd. #	1,201,939
313,298	Triveni Engineering & Industries Ltd.	264,144
17,110	Venky’s India Ltd. #	386,525
		8,549,429
Health Care Equipment & Services: 0.8%
326,321	Max India Ltd. *	289,858
179,679	Take Solutions Ltd. #	262,702
64,129	Thyrocare Technologies Ltd. Reg S 144A	466,746
		1,019,306
Materials: 16.2%
135,642	Advanced Enzyme Technologies Ltd. Reg S	297,242
36,028	Atul Ltd.	2,031,877
201,507	Bhansali Engineering Polymers Ltd. #	165,716
269,851	Century Plyboards India Ltd. #	606,674
505,523	Chambal Fertilizers & Chemicals Ltd. #	1,098,209
189,407	DCM Shriram Ltd. #	1,081,789
214,976	EID Parry India Ltd. #	500,043
119,290	GHCL Ltd. #	355,267
188,771	Gujarat Narmada Valley Fertilizers Co. Ltd. #	539,317
508,441	Himadri Speciality Chemical Ltd. #	581,584
561,883	Hindustan Copper Ltd. #	279,393
627,333	India Cements Ltd. #	700,394
47,056	International Paper APPM Ltd. *	242,621
243,836	Jai Corp. Ltd. #	284,983
598,739	Jindal Saw Ltd. #	725,224
286,566	Jindal Stainless Hisar Ltd. * #	257,417
142,921	JK Lakshmi Cement Ltd.	611,564
216,494	JK Paper Ltd. #	458,536
38,070	Kiri Industries Ltd. #	222,373
308,888	Meghmani Organics Ltd. #	230,675
180,137	Mishra Dhatu Nigam Ltd. Reg S 144A #	322,237
312,891	MOIL Ltd. #	603,972
2,454,801	National Aluminium Co. Ltd. #	1,610,126
347,581	National Fertilizers Ltd. #	121,836
18,124	Nilkamal Ltd. #	309,297
200,953	NOCIL Ltd. #	318,475
209,320	Phillips Carbon Black Ltd. #	351,347
611,375	Prism Johnson Ltd. #	714,960
408,524	Rain Industries Ltd. #	553,072
236,201	Rallis India Ltd. #	590,428
670,077	Rashtriya Chemicals & Fertilizers Ltd. #	455,879
171,647	SH Kelkar & Co. Ltd. Reg S 144A * #	333,959
800,036	Sintex Plastics Technology Ltd. * #	41,261
84,084	Sudarshan Chemical Industries #	454,270
66,085	Surya Roshni Ltd. #	167,911
84,062	Tamil Nadu Newsprint & Papers Ltd. #	249,100
34,112	Tata Metaliks Ltd. #	258,839
127,129	Tinplate Co. of India Ltd. #	225,292
87,709	Uflex Ltd. #	266,630
590,594	Welspun Corp. Ltd. #	1,114,321
		20,334,110
Media & Entertainment: 5.7%
351,716	DEN Networks Ltd. *	240,950
4,472,755	Dish TV India Ltd. #	1,146,935
230,486	Eros International Plc (USD) *	440,228
118,149	Just Dial Ltd. * #	1,151,472
118,365	PVR Ltd. #	3,080,810
72,465	TV Today Network Ltd.	317,903
2,255,775	TV18 Broadcast Ltd. * #	761,698
		7,139,996
Pharmaceuticals, Biotechnology: 9.2%
125,281	Bliss Gvs Pharma Ltd. #	182,254
630,483	Granules India Ltd. #	932,815
223,806	Ipca Laboratories Ltd. #	2,853,635
97,456	JB Chemicals & Pharmaceuticals Ltd. #	510,123
362,741	Jubilant Life Sciences Ltd. #	2,588,362
20,162	Procter & Gamble Health Ltd. #	1,335,399
203,937	Strides Pharma Science Ltd. #	886,973
424,339	Sun Pharma Advanced Research Co. Ltd. * #	754,233
257,661	Suven Life Sciences Ltd. #	1,012,906
145,657	Wockhardt Ltd. * #	527,640
		11,584,340
Real Estate: 2.8%
552,569	Anant Raj Industries Ltd. #	264,255
1,265,532	Indiabulls Real Estate Ltd. * #	822,266
222,150	OMAXE Ltd.	600,445
115,200	Sobha Developers Ltd. #	795,849
177,749	Sunteck Realty Ltd. #	1,018,575
		3,501,390
Retailing: 0.9%
805,753	Infibeam Avenues Ltd. #	459,382
839,594	PC Jeweller Ltd. #	382,754
64,815	Yatra Online, Inc. (USD) *	267,038
		1,109,174
Software & Services: 10.8%
825,504	Birlasoft Ltd. #	806,964
841,890	Firstsource Solutions Ltd. #	558,425
160,546	Intellect Design Arena Ltd. * #	413,359
34,550	Majesco Ltd. #	215,573
59,549	Mastek Ltd.	292,624
84,518	Newgen Software Technologies Ltd. #	318,754
416,260	NIIT Ltd. #	536,993
153,333	NIIT Technologies Ltd. #	3,019,320
189,518	Persistent Systems Ltd. #	1,524,525
159,657	Sonata Software Ltd. #	746,204
75,583	Tata Elxsi Ltd. #	722,689
2,627,113	Vakrangee Software Ltd. #	1,121,386
91,745	Virtusa Corp. (USD) *	3,304,655
		13,581,471
Technology Hardware & Equipment: 2.1%
905,772	Redington India Ltd. #	1,503,324
489,621	Sterlite Technologies Ltd. #	1,088,565
		2,591,889
Telecommunication Services: 0.7%
3,184,998	Himachal Futuristic Communications Ltd. #	809,628
Transportation: 1.4%
34,010	Dredging Corp. of India Ltd. #	160,092
258,620	Gateway Distriparks Ltd.	395,217
86,781	Mahindra Logistics Ltd. Reg S 144A	439,606
565,757	Shipping Corp of India Ltd. * #	345,762
109,730	VRL Logistics Ltd.	428,430
		1,769,107
Utilities: 1.4%
3,512,186	Jaiprakash Power Ventures Ltd. *	74,338
898,826	PTC India Ltd. #	714,824
652,163	Reliance Infrastructure Ltd. #	270,078
3,407,093	Reliance Power Ltd. *	105,767
135,622	VA Tech Wabag Ltd. * #	519,295
		1,684,302
Total Common Stocks (Cost: $138,106,507)		125,369,212
Other assets less liabilities: 0.0%		43,576
NET ASSETS: 100.0%		$125,412,788

Definitions:

USD	United States Dollar

Footnotes:

(a)	Represents Consolidated Schedule of Investments.
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $109,822,437 which represents 87.6% of net assets.
ø	Restricted Security – the aggregate value of restricted securities is $10,303, or 0.0% of net assets
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $6,750,541, or 5.4% of net assets.

Restricted securities held by the Fund as of September 30, 2019 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Chennai Super Kings Cricket Ltd.	10/08/15	1,298,085	$35,108	$10,303	0.0%

Summary of Investments by Sector	% of Investments	Value
Communication Services	6.3%	$7,949,624
Consumer Discretionary	10.0	12,468,743
Consumer Staples	6.8	8,549,429
Energy	0.5	664,464
Financials	12.1	15,154,657
Health Care	10.1	12,603,646
Industrials	21.0	26,285,487
Information Technology	12.9	16,173,360
Materials	16.2	20,334,110
Real Estate	2.8	3,501,390
Utilities	1.3	1,684,302
	100.0%	$125,369,212